Average Annual Total Returns - SteelPath MLP Select 40	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date		Class R 1 Year		Class R 5 Years		Class R 10 Years		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date		Class R5 1 Year		Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 1 Year	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 5 Years	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 31, 2010	(29.28%)	(4.96%)	(1.71%)	(33.21%)	(6.96%)	(3.43%)	(17.61%)	(4.30%)	(1.76%)	Jul. 14, 2011	(26.46%)	(4.60%)	(2.06%)	May 24, 2019	[1]	(25.50%)	[1]	(4.12%)	[1]	(1.40%)	[1]	Mar. 31, 2010	(25.18%)	(3.66%)	(0.91%)	May 24, 2019	[2]	(25.12%)	[2]	(3.80%)	[2]	(1.11%)	[2]	Jun. 28, 2013	(25.02%)	(3.57%)	(4.57%)	18.40%	15.22%	13.88%	(28.69%)	(5.95%)	(2.31%)

[1]	Class R shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Class R5 shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.